Unsecured notes (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Unsecured Debt [Table Text Block] [Table Text Block]
	December 31, 2012	December 31, 2011
Unsecured note issued	$4,218,128	$4,218,128
Less: Repayment	(4,218,128)	-
	-	4,218,128
Less: Current portion	-	(4,218,128)
Long-term portion	$-	$-